Income Taxes (Details 1) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Stock-based compensation	$ 5,942,000	$ 5,371,000
Tax credits	3,162,000	2,895,000
Deferred revenue	575,000	861,000
Start-up and organizational costs	276,000	272,000
Tax deductible Goodwill	88,000	112,000
Property and equipment	56,000	240,000
Other	389,000	153,000
Total deferred tax assets	10,488,000	9,904,000
Deferred tax liabilities:
Intangible Assets	(10,325,000)	(12,219,000)
Discount on Note Payable	(13,825,000)	(1,088,000)
Other	(89,000)	(69,000)
Total deferred tax liabilities	(24,239,000)	(13,376,000)
Net deferred tax assets, excluding net operating loss carryforwards	(13,751,000)	(3,472,000)
Net operating loss carryforwards	53,222,000	45,458,000
Deferred Tax Assets, Gross, Noncurrent	39,471,000	41,986,000
Less valuation allowance	(39,559,000)	(42,055,000)	(38,406,000)
Total deferred tax assets (liabilities)	$ (88,000)	$ (69,000)